Note 5 - Preferred Shares	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of preferred shares [text block]
5.	Preferred shares

On
March 16, 2017,
the Company completed a
$10,000,080
Class C financing with a new investor. Under the agreed terms, the Company issued
841,410
Class C redeemable convertible preferred shares at
$11.88
per share for a total consideration of
$10,000,080,
less
$129,520
in share issuance costs. Class A, B and C redeemable and convertible preferred shares had substantially the same terms.

In
August 2017,
immediately prior to its qualifying IPO, all of the outstanding Class A, B and C redeemable convertible preferred shares were converted on a one
-for-
one
basis into
20,076,224
common shares of the Company. In connection therewith, in the third
quarter of
2017
the Company i) included the original stated capital of the preferred shares in share capital, ii) included the excess of the total carrying value of the preferred shares and the embedded derivative liabilities over the original stated capital of the preferred shares in contributed surplus and iii) eliminated the contributed surplus created by the conversion of the preferred shares into common shares and recorded a corresponding reduction in deficit (as resolved by the Company’s board of directors).

As at
March 31, 2018
and
December 31, 2017,
there were
no
Class A, B or C redeemable convertible preferred shares issued and outstanding.

There were
no
changes in preferred shares and embedded derivatives for the three
-months ended
March 31, 2018.
Changes in preferred shares and embedded derivatives for the three
-months ended
March 31, 2017
were as follows:

	Preferred shares			Embedded derivatives
	Class A	Class B	Class C	Class A	Class B	Class C
Balance, December 31, 2016	$24,993,486	$42,887,466	$-	$83,355,470	$34,469,141	$-
Issuance of preferred shares	-	-	7,284,269	-	-	2,715,811
Transaction costs	-	-	(94,345)	-	-	-
Accretion during the period	307,595	662,239	18,204	-	-	-
Loss (gain) on re-measurement at fair value	-	-	-	44,814,889	(9,497,840)	-
Balance, March 31, 2017	$25,301,081	$43,549,705	$7,208,128	$128,170,359	$24,971,301	$2,715,811

The fair values of the embedded derivative conversion options prior to
March 16, 2017
were estimated using a Monte Carlo simulation model.

The fair values of the embedded derivative conversion options at
March 31, 2017,
and at inception for the Class C preferred shares, were estimated using a hybrid of the probability-weighted expected return method (PWERM), weighted at
75%,
and a Monte Carlo simulation model, weighted at
25%.
The Company integrated a PWERM model into its valuation methodology during the first
quarter of
2017
as it had undertaken tangible steps towards a qualifying IPO and it believed this model to be a more accurate estimation method of the conversion option.

Under the PWERM methodology, the fair value was estimated based upon the future implied equity values using a range of low, medium and high exit multiples. Exit multiples were derived from comparable public company transactions that compared the invested capital (being the aggregate of debt and shares) to the pre-IPO equity values. The estimated implied equity value was discounted back from the estimated time to exit to the
March 31, 2017
valuation date.

The fair value of the embedded derivative conversion options were estimated at inception and on a recurring basis using the Monte Carlo simulation model or PWERM methodology with the following key assumptions, including a nil
dividend yield:

	March 31, 2017			2017 (inception)
	Class A	Class B	Class C	Class C
Fair value of embedded derivative per share	$9.55	$4.29	$3.23	$3.23
PWERM assumptions:
Range of exit multiples	3.4-4.1	3.4-4.1	3.4-4.1	3.4-4.1
Time to exit (in years)	0.50	0.50	0.50	0.50
Monte Carlo assumptions:
Starting equity value (in millions of $)	$298.1	$298.1	$298.1	$298.1
Volatility	74%	74%	74%	74%
Weighted average time to exit (in years)	0.75	0.75	0.75	0.75

These derivative liabilities were classified as a Level
3
in the fair value hierarchy. A reasonably possible movement in the estimated starting equity value, expected volatility or expected time to exit could significantly impact the fair value of the embedded derivative.